Account receivables and contract assets (Details 3 - Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of account receivable and contract assets by maturity date
Expected credit losses	$ 2,880	$ 600	$ 254
Accounts receivable and contract assets overdue amount received	$ 115,973	$ 127,976	137,785
Average expected credit loss factor	0.02%	0.03%
Impairment losses on accounts receivable and contract assets	$ 2,610	$ 305	$ 18
Major Customers [Member]
Disclosure of account receivable and contract assets by maturity date
Expected credit losses	$ 2,609	$ 550
Bottom of range
Disclosure of account receivable and contract assets by maturity date
Expected credit losses qualitative provision rate	80.00%	10.00%
Top of range
Disclosure of account receivable and contract assets by maturity date
Expected credit losses qualitative provision rate	100.00%	100.00%
from 1 to 60 days | Gross amount
Disclosure of account receivable and contract assets by maturity date
Accounts receivable and contract assets overdue amount received	$ 3,563